As filed with the Securities and Exchange Commission on May 28, 2020

                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington,

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 2,354	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 2,354	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK,	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On June 26, 2020, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,354 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 26, 2020, the effectiveness of the registration statement for the iShares Long-Term National Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 1,863 on January 9, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,886	March 23, 2018	April 20, 2018
1,901	April 19, 2018	May 15, 2018
1,910	May 14, 2018	June 13, 2018
1,919	June 12, 2018	July 12, 2018
1,934	July 11, 2018	August 10, 2018
1,945	August 9, 2018	September 7, 2018
1,959	September 6, 2018	October 5, 2018
1,976	October 4, 2018	November 2, 2018
1,989	November 1, 2018	November 30, 2018
2,006	November 29, 2018	December 14, 2018
2,016	December 13, 2018	January 11, 2019
2,032	January 10, 2019	February 8, 2019
2,044	February 7, 2019	March 8, 2019
2,064	March 7, 2019	April 5, 2019
2,084	April 4, 2019	May 3, 2019
2,108	May 2, 2019	May 31, 2019
2,131	May 30, 2019	June 28, 2019
2,146	June 27, 2019	July 26, 2019
2,156	July 25, 2019	August 23, 2019
2,172	August 22, 2019	September 20, 2019
2,186	September 19, 2019	October 18, 2019
2,199	October 17, 2019	November 15, 2019
2,221	November 14, 2019	December 13, 2019
2,235	December 12, 2019	January 10, 2020
2,254	January 9, 2020	February 7, 2020
2,273	February 6, 2020	March 6, 2020
2,317	March 5, 2020	April 3, 2020
2,335	April 2, 2020	May 1, 2020
2,345	April 30, 2020	May 29, 2020

This Post-Effective Amendment No. 2,354 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,863.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,354 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 28th day of May, 2020.

iShares Trust

By:
Armando Senra*
President

Date: May 28, 2020

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,354 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: May 28, 2020

John E. Martinez*
Trustee

Date: May 28, 2020

Cecilia H. Herbert*
Trustee

Date: May 28, 2020

John E. Kerrigan*
Trustee

Date: May 28, 2020

Robert S. Kapito*
Trustee

Date: May 28, 2020

Madhav V. Rajan*
Trustee

Date: May 28, 2020

Jane D. Carlin*
Trustee

Date: May 28, 2020

Drew E. Lawton*
Trustee

Date: May 28, 2020

Richard L. Fagnani*
Trustee

Date: May 28, 2020

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: May 28, 2020

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: May 28, 2020

*

Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,257, filed January 9, 2020.